Shareholder Report, Holdings (Details) - Chestnut Street Exchange Fund	Jun. 30, 2024
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Moodys Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Emerson Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%